Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The Company had the following definite lived intangible assets recorded as of the dates presented below:

	December 31,
	2016	2015
Customer relationships	$33,605,000	$33,605,000
Trade names	7,110,000	7,110,000
Less: accumulated amortization - customer relationships	17,655,228	9,295,228
Less: accumulated amortization - trade names	1,492,943	781,943
Intangible assets, net	$21,566,829	$30,637,829

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Aggregated expected amortization expense for the future periods is expected to be as follows:

Year ended December 31:	Amount
2017	$9,071,004
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
$21,566,829